Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 412 .7%
U.S. Treasury Bill , 5 .46% , 11/9/2023 (a) (b) .......................................... $ 600,000 $ 596,652
U.S. Treasury Bill , 5 .47% , 12/19/2023 (a) (b) ......................................... 6,700,000 6,623,098
U.S. Treasury Bill , 5 .43% , 12/21/2023 (a) ........................................... 12,000,000 11,858,567
U.S. Treasury Bill , 5 .55% , 3/28/2024 (a) (c) .......................................... 74,000,000 72,056,825
Total U.S. Treasury Bills (Cost $ 91,119,568 ) ...................................................... 91,135,142
Total Investments – 412.7%
(Cost $ 91,119,568 ) .......................................................................... $ 91,135,142
Liabilities in Excess of Other Assets – ( 312 .7 ) % ..................................................... (69,053,060)
Net Assets – 100.0% .......................................................................... $ 22,082,082
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $3,265,629 have been pledged as collateral for options as of September 30, 2023.
(c) Security, or a portion thereof, in the amount of $70,581,163 has been pledged as collateral for reverse repurchase agreements as of September 30, 2023.
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
CME Bitcoin Futures .............................. 165 $ 22,357,500 10/27/23 $ 408,657
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 412 .7%
Total Investments ................................................................................ 412 .7%
Liabilities in Excess of Other Assets .................................................................. ( 312 .7 ) %
Net Assets ..................................................................................... 100 .0%
At September 30, 2023, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 5.44% 9/28/2023 10/2/2023 $ 70,581,163 $ 70,581,163
$ 70,581,163 $ 70,581,163